Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended			9 Months Ended		10 Months Ended			11 Months Ended		12 Months Ended			13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended		21 Months Ended	22 Months Ended	32 Months Ended	34 Months Ended	44 Months Ended	46 Months Ended	56 Months Ended	58 Months Ended
	Jan. 06, 2025	Apr. 04, 2024	May 03, 2021	Feb. 26, 2021	Jan. 31, 2025	Apr. 30, 2024	Feb. 28, 2025	May 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Apr. 30, 2025	Jul. 31, 2024	May 31, 2025	Aug. 31, 2024	Jun. 30, 2025	Sep. 30, 2024	Jul. 31, 2025	Oct. 31, 2024	Aug. 31, 2025	Nov. 30, 2024	Dec. 31, 2021	Sep. 30, 2025	Dec. 31, 2024	Oct. 31, 2025	Jan. 31, 2025	Dec. 31, 2021	Nov. 30, 2025	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
C000222788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger Mid Cap 40 ETF
Accumulated Value				$ 10,000																						$ 10,565.16																$ 6,175.34		$ 7,184.31		$ 9,867.2		$ 11,137.32
C000222789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger 35 ETF
Accumulated Value			$ 10,000																		$ 10,200																			$ 6,538.63			$ 8,655.59		$ 12,713.74		$ 17,475.55
C000248577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger Concentrated Equity ETF
Accumulated Value		$ 10,000				$ 9,625.31		$ 10,516.45		$ 11,164.55		$ 10,774.68		$ 11,124.05		$ 11,686.07		$ 11,878.48		$ 12,997.47			$ 13,119.56		$ 13,504.98			$ 12,820.35	$ 11,542.37			$ 11,821.29	$ 13,753.47	$ 14,985.81	$ 15,939.22	$ 16,218.15	$ 17,830.83	$ 18,312.61	$ 17,612.76		$ 17,502.84
C000248578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger AI Enablers & Adopters ETF
Accumulated Value		9,999.99				9,589.45		10,435.88		11,175.87		10,755.19		11,089.7		11,779.01		11,966.54		13,299.53			13,367.24		14,004.99			13,107.04	$ 11,683.58			12,096.84	14,168.25	15,688.65	16,811.09	17,183.54	19,076.38	19,632.5	18,780.46		18,749.14
C000255343 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger Russell Innovation ETF
Accumulated Value	$ 10,000.01				$ 10,282.05		$ 9,495.31		$ 8,955.97		$ 8,842.17		$ 9,213.27		$ 9,435.93		$ 9,589.32		$ 10,123.71			$ 10,336.48		$ 10,514.61			$ 10,569.03			$ 10,743.23
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													S&P 500 Index
Accumulated Value		10,000	10,000	10,000		9,789		10,274.53		10,643.39018		10,773.24		11,035.02927		11,271.17889		11,168.61116		11,824.20864	11,476		11,542.79247		11,864.84	12,653		11,709.41	$ 11,050.17			10,975.03	11,665.36	12,259.12	12,533.73	12,788.16	13,254.93	13,565.09	13,599.01	9,397.7	13,605.17	10,361.54	11,868.35078	13,085.59101	14,837.81	16,359.61	17,490.81	19,283.7
Standard And Poor s 500 C000248578 Index [Member]
Account Value [Line Items]
Accumulated Value								10,275		10,643		10,773		11,035		11,271		11,169		11,824			11,543		11,865			11,709			$ 11,050	10,975	11,665	12,259	12,534	12,788	13,255	13,565	13,599		13,605
Alger Russell Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Alger Russell Innovation Index
Accumulated Value	10,000				10,285		9,502		8,961		8,852		9,230		9,461		9,619		10,158			10,382		10,563			10,623			10,804
Russell 1000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 1000 Total Return Index
Accumulated Value	$ 10,000				$ 10,145		$ 9,967.4625		$ 9,390.346421		$ 9,334.004343		$ 9,929.51382		$ 10,431.94722		$ 10,663.53645		$ 10,888.53707			$ 11,266.3693		$ 11,509.72288			$ 11,537.34621			$ 11,539.49995
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell Midcap Growth Index
Accumulated Value				$ 10,000																						$ 11,121																$ 8,149.4688		$ 10,257.74		$ 12,524.69612		$ 13,609.3348
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 3000 Growth Index
Accumulated Value			$ 10,000																		$ 11,717																			$ 8,322.5851			$ 11,752.32		$ 15,567.12628		$ 18,392.5597
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																													Russell 1000 Growth Index
Accumulated Value		$ 10,000				$ 9,778		$ 10,363.7022		$ 11,062.22		$ 10,874.15806		$ 11,100.34055		$ 11,414.48019		$ 11,376.8124		$ 12,115.16753			$ 12,221.781		$ 12,463.77226			$ 12,016.32284	$ 11,004.54846			$ 11,199.32896	$ 12,190.46958	$ 12,968.22154	$ 13,458.42031	$ 13,609.15462	$ 14,331.80073	$ 14,852.0451	$ 14,583.22308		$ 14,490.8071